ORGANIZATION AND DESCRIPTION OF THE BUSINESS (Details) - shares	Mar. 16, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 15, 2022	Mar. 14, 2022
Disclosure of detailed information about borrowings [line items]
Exchangeable shares received for every two LP Units held (in shares)					1
Exchange ratio, exchangeable shares (in shares)					0.5
Beginning balance (in shares)		72,954,446	72,954,450	72,955,585
BBUC exchangeable shares
Disclosure of detailed information about borrowings [line items]
Beginning balance (in shares)						35,000,000
Proportion of ownership interest in subsidiary	35.30%
Proportion of ownership interest in joint venture	64.70%
Proportion of ownership interest in subsidiary	75.00%
BBUC exchangeable shares | Holding LP
Disclosure of detailed information about borrowings [line items]
Beginning balance (in shares)						38,000,000